Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred government grants
	For the years ended December 31,
	2016	2017	2018
	$	$	$

Balance at beginning of the year	4,014	2,108	1,957
Recognized as other operating income	(1,650)	(281)	-
Foreign currency translation difference	(256)	130	(93)
Balance at ending of the year	2,108	1,957	1,864